Shareholder Advances (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Shareholder Advances [Line Items]
Due to Officers or Stockholders, Current	$ 169,084		$ 144,474	$ 195,436
Shareholder [Member]
Shareholder Advances [Line Items]
Due to Officers or Stockholders, Current	169,084		144,474
Due to Related Parties			144,474	195,436
Repayments of Related Party Debt	$ 5,802	$ 7,015	$ 174,595	$ 0